INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF SUPPLEMENTAL NON CASH INVESTING ACTIVITIES
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Purchased software	$217,551	$213,507
Patents	2,679	2,629
Accumulated amortization	(220,230)	(213,463)
Carrying amount	$-	$2,673